Significant accounting policies and recent accounting pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Vessels' depreciation method	straight-line basis
Vessel's useful life	25 years
Vessel salvage value per LWT	$ 300	$ 300
Fleet utilization assumption	98.00%
Inflation assumption	3.00%
Revenue recognition method	straight-line basis
Voyage revenues	$ 651,561,000	331,976,000	$ 221,987,000
Deferred revenue	10,855,000	7,229,000
Voyage expenses	121,596,000	64,682,000	65,821,000
Charter-in hire expenses	92,896,000	5,325,000	3,550,000
Increase/ (Decrease) in trade accounts receivable	22,266,000	5,949,000	1,683,000
Increase/ (Decrease) in deferred revenue	2,489,000	5,169,000	(405,000)
Increase/ (Decrease) in deferred assets	7,545,000	43,000	(3,142,000)
Net cash provided by / (used in) Operating Activities	169,009,000	82,804,000	(33,232,000)
Net cash provided by / (used in) Investing Activities	(325,327,000)	(127,101,000)	(13,425,000)
Effect of Standard Adoption | ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage revenues	(667,000)
Deferred revenue	(1,812,000)	(1,137,000)
Voyage expenses	441,000
Charter-in hire expenses	612,000
Increase/ (Decrease) in trade accounts receivable	22,264,000
Increase/ (Decrease) in deferred revenue	2,489,000
Effect of Standard Adoption | ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by / (used in) Operating Activities		1,834,000	(216,000)
Net cash provided by / (used in) Investing Activities		249,000	209,000
Balances without Standard Adoption | ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage revenues	652,228,000
Deferred revenue	9,043,000
Voyage expenses	122,037,000
Charter-in hire expenses	93,508,000
Balances without Standard Adoption | ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by / (used in) Operating Activities		80,970,000	(33,448,000)
Net cash provided by / (used in) Investing Activities		(126,852,000)	$ (13,216,000)
Forecast | Effect of Standard Adoption | ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage revenues	4,202,000
Voyage expenses and charter-in hire expenses	2,067,000
Voyage expenses	1,455,000
Charter-in hire expenses	612,000
Revenue contracts | Effect of Standard Adoption | ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase/ (Decrease) in deferred assets	$ 791,000
Voyage in progress | Effect of Standard Adoption | ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred revenue		4,579,000
Deferred expenses		$ 1,263,000